Goodwill - Schedule Of Changes In Carrying Amounts Of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs:
Beginning balance	$ 84,434	$ 101,937	$ 0
Addition in goodwill related to acquisitions		22,445	99,654
Subtraction in goodwill related to disposals		(4,741)
Impairment loss	(83,379)	(29,055)	0
Exchange difference	(931)	(6,152)	2,283
Ending balance	$ 124	$ 84,434	$ 101,937